Leases - Supplemental Cash Flow Information Related to Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ (26,113)
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$ 24,670